ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Summary of Asset Retirement Obligations
The information below details the asset retirement obligation for the years ended December 31, 2021 and 2020 as follows (in thousands):

	December 31,
	2021	2020
Beginning balance at January 1,	$4,137	$5,759
Asset retirement obligation	—	771
Settlement of asset retirement obligation	—	(1,375)
Retirement cost revaluation	(231)	(1,235)
Accretion expense	229	217

Ending balance at December 31,	$4,135	$4,137